Bank Loans	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
BANK LOANS

NOTE 10 – BANK LOANS

Outstanding balances of bank loans consisted of the following:

	As of June 30,
	2022	2021

Loan from Bank of Shanghai Pudong Development	$7,040,738	$4,425,504
Loan from China Merchants Bank	5,931,331	-
Loan from Bank of Communication	1,492,961	3,097,605
Loans from Development Bank of Singapore	9,333	23,374
Total bank loans	$14,474,363	$7,546,483
Less: Non-current portion	-	(9,644)
Short-term bank loans and long-term bank loans – current portion	$14,474,363	$7,536,839

Bank loans payable consisted of several bank loans denominated in RMB and SGD.

As of June 30, 2022, the Company had total financing credit facilities of RMB8,000,000, of which the unused amount was RMB3,000,000.

As of June 30, 2022, certain bank borrowings of RMB5,000,000 are guaranteed by subsidiaries of the Group. Others are unsecured loans.

Interest expenses were $447,187, $156,749 and $90,940 for the years ended June 30, 2022, 2021 and 2020, respectively. The effective weighted average interest rates were 3.771%, 4.160% and 4.168% for the years ended June 30, 2022, 2021 and 2020, respectively.

As of June 30, 2022, all loan principal will be due within 1 year.